Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	CITY NATIONAL ROCHDALE FUNDS
CIK	dei_EntityCentralIndexKey	0001026977
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Nov. 08, 2013
Effective Date	dei_DocumentEffectiveDate	Nov. 08, 2013
Prospectus Date	rr_ProspectusDate	Nov. 08, 2013
City National Rochdale Intermediate Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	City National Rochdale Intermediate Fixed Income Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT GOAL
Investment objective	rr_ObjectivePrimaryTextBlock	The City National Rochdale Intermediate Fixed Income Fund (the “Intermediate Fixed Income Fund” or the “Fund”) seeks current income and, to the extent consistent with this goal, capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Fixed Income Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the portfolio turnover rate of the Predecessor Fund (as defined below) was 26% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	26.00%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year and reflect the re-allocation of certain trust-level expenses pursuant to a new methodology effective with the Fund’s fiscal year beginning on October 1, 2013.
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Intermediate Fixed Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal conditions, the Intermediate Fixed Income Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities. The Fund’s investments in fixed income securities consist primarily of fixed rate and variable rate corporate debt obligations, debt obligations of the U.S. Government and its agencies, bank obligations, commercial paper, repurchase agreements and Eurodollar obligations. In investing its assets the Fund seeks to purchase debt obligations of corporate and government issuers that provide an attractive rate of current income or provide for an attractive return based on the maturity, duration, and credit quality of the issuer relative to comparable issuers included in the Barclays Intermediate U.S. Government/Credit Bond Index. The Fund also invests in bank loans, agency and non-agency mortgage-backed securities. The Fund may invest more than 7.5% of its assets in obligations of the U.S. Government or any one of its agencies or of any corporate issuer, provided that the issuer has been rated at least an investment grade of A- by S&P Ratings Group (“S&P”) or A3 by Moody’s Investors Service, Inc. (“Moody’s”).

Under normal market conditions, the Fund’s assets will principally be invested in investment grade fixed-income securities (i.e., obligations rated BBB- or better by S&P or Baa3 or better by Moody’s, or if unrated, determined by City National Rochdale, LLC (the “Adviser”), the Fund’s investment adviser, to be of equal quality). The Fund may also invest a portion of its assets in fixed-income securities rated below investment grade (commonly known as “junk” bonds). The Fund may retain a security after it has been downgraded below the minimum credit rating if the Adviser determines that doing so is in the best interests of the Fund. The Adviser expects that the average credit quality of the Fund will be BBB or higher.

The Fund seeks to have an average portfolio maturity and duration between three and ten years, as such debt obligations generally pay a higher rate of current income than shorter maturity debt obligations. The Adviser expects the Fund to maintain a dollar-weighted average maturity and average duration similar to those of the Barclays Intermediate U.S. Government/Credit Bond Index (which are 4.2 and 3.85, respectively, as of October 30, 2013) but may position the Fund’s portfolio to be longer or shorter based on the Adviser’s outlook with respect to interest rates.

The Fund may continue to own a security as long as the dividend or interest yields satisfy the Fund’s objectives, the credit quality meets the Adviser’s fundamental criteria and the Adviser believes valuation is attractive and industry trends remain favorable. However, the Fund may sell a security to obtain capital appreciation if the security increases in value as a result of declines in market interest rates or improvements in the creditworthiness of the issuer.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund, there are risks to investing. Neither the Intermediate Fixed Income Fund nor the Adviser can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

• General Market Risk – The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole.

• Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated and longer-maturity securities more volatile than higher rated and shorter-maturity securities. Additionally, especially during periods of declining interest rates, borrowers may pay back principal before the scheduled due date, requiring the Fund to replace a particular loan or bond with another, lower-yield security.

• Management Risk – The Fund’s performance depends on the portfolio managers’ skill in making appropriate investments. As a result, the Fund may underperform the markets in which it invests or similar funds.

• Credit Risk – Changes in the credit quality rating of a security or changes in an issuer’s financial condition can affect the Fund. A default on a security held by the Fund could cause the value of your investment in the Fund to decline. Investments in bank loans and lower rated debt securities involve higher credit risks. There is a relatively higher risk that the issuer of such loans or debt securities will fail to make timely payments of interest or principal, or go bankrupt. Credit risk may be high for the Fund because it invests in junk bonds and lower rated investment quality fixed-income securities.

• Prepayment Risk – As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments the Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities.

• Extension Risk – Rising interest rates can cause the average maturity of the Fund’s holdings of mortgage-backed and other pass-through securities to lengthen unexpectedly due to a drop in prepayments. This would increase the sensitivity of the Fund to rising rates and the potential for price declines of portfolio securities.

• Liquidity Risk – Bank loans, high-yield bonds, floating rate securities and lower rated securities may experience illiquidity, particularly during certain periods of financial or economic distress, causing the value of the Fund’s investments to decline. It may be more difficult for the Fund to sell its investments when illiquid or the Fund may receive less than it expects to receive if the security were sold. Additionally, one or more of the instruments in which the Fund invests may be permanently illiquid in nature and market prices for these instruments are unlikely to be readily available at any time. In the absence of readily available market prices or, as is expected to be the case for certain illiquid asset-backed investments, the absence of any pricing service or observable pricing inputs, the valuation process will depend on the evaluation of factors such as prevailing interest rates, creditworthiness of the issuer, the relative value of the cash flows represented by the underlying assets and other factors. The resulting values, although arrived upon through a good faith process, may be inaccurate and may affect the Fund’s net asset value.

• High Yield (“Junk”) Bond Risk – High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

• Defensive Instrument Risk – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals.

An investment in the Fund is not a deposit of City National Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund will expose you to risks that could cause you to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of City National Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Rochdale Intermediate Fixed Income Portfolio commenced operations on December 31, 1999, as a series of Rochdale Investment Trust, a Delaware statutory trust (the “Predecessor Fund”). The Fund commenced operations on March 29, 2013, and offered shares of the Fund for public sale on April 1, 2013, after the reorganization of the Predecessor Fund into the Fund. The Intermediate Fixed Income Fund has adopted an investment objective and investment strategies and policies identical to those of the Predecessor Fund.

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Intermediate Fixed Income Fund by showing the changes in the Predecessor Fund’s performance for the indicated periods. Of course, the Predecessor Fund’s past performance does not necessarily indicate how the Intermediate Fixed Income Fund will perform in the future. Updated performance is available by calling 1-800-245-9888.

In the bar chart and the performance table, the performance results are for the Predecessor Fund. Institutional Class shares and Class N shares of the Intermediate Fixed Income Fund and the Predecessor Fund shares would have similar annual returns because the shares are invested in the same portfolio of securities. Unless otherwise indicated, the bar chart and the performance table assume reinvestment of dividends and distributions.

This bar chart shows the performance of the Predecessor Fund based on a calendar year.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Intermediate Fixed Income Fund by showing the changes in the Predecessor Fund’s performance for the indicated periods.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-245-9888
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Predecessor Fund’s past performance does not necessarily indicate how the Intermediate Fixed Income Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest 3.60% 9/30/2009	Lowest -4.07% 9/30/2008

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.07%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” takes into account the gain or loss that would be realized upon a redemption of fund shares, assumes that such gain or loss would be recognized as a capital gain or loss, and assumes that the investor would be able to utilize any such capital loss to offset capital gains.

City National Rochdale Intermediate Fixed Income Fund | Barclays Intermediate U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	5.18%
10 Years	rr_AverageAnnualReturnYear10	4.62%
City National Rochdale Intermediate Fixed Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNRIX
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none	[1]
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.16%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 57
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	179
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	313
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	701
2003	rr_AnnualReturn2003	4.42%
2004	rr_AnnualReturn2004	3.47%
2005	rr_AnnualReturn2005	2.13%
2006	rr_AnnualReturn2006	3.96%
2007	rr_AnnualReturn2007	5.11%
2008	rr_AnnualReturn2008	(1.33%)
2009	rr_AnnualReturn2009	5.77%
2010	rr_AnnualReturn2010	7.01%
2011	rr_AnnualReturn2011	2.88%
2012	rr_AnnualReturn2012	7.99%
1 Year	rr_AverageAnnualReturnYear01	7.99%
5 Years	rr_AverageAnnualReturnYear05	4.41%
10 Years	rr_AverageAnnualReturnYear10	4.11%
City National Rochdale Intermediate Fixed Income Fund | Institutional Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.72%
5 Years	rr_AverageAnnualReturnYear05	3.02%
10 Years	rr_AverageAnnualReturnYear10	2.57%
City National Rochdale Intermediate Fixed Income Fund | Institutional Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.24%
5 Years	rr_AverageAnnualReturnYear05	2.96%
10 Years	rr_AverageAnnualReturnYear10	2.61%
City National Rochdale Intermediate Fixed Income Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIMCX
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.16%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	108
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	337
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	585
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,294

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year and reflect the re-allocation of certain trust-level expenses pursuant to a new methodology effective with the Fund's fiscal year beginning on October 1, 2013.